UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.8%
	COMMUNICATIONS – 5.9%
17,020	Comcast Corp. - Class A	$914,485
47,540	News Corp. - Class A*	839,081
19,417	Tribune Media Co. - Class A*	1,601,902
4,854	Tribune Publishing Co.*	102,085
		3,457,553
	CONSUMER DISCRETIONARY – 11.1%
23,863	Bed Bath & Beyond, Inc.*	1,510,289
2,061	Biglari Holdings, Inc.*	875,946
67,497	H&R Block, Inc.	2,168,678
9,182	McDonald's Corp.	868,250
17,515	Ross Stores, Inc.	1,127,966
		6,551,129
	CONSUMER STAPLES – 11.7%
20,450	Core-Mark Holding Co., Inc.	965,240
57,975	CST Brands, Inc.	1,938,104
16,910	JM Smucker Co.	1,684,912
31,740	Mondelez International, Inc. - Class A	1,142,640
13,597	PepsiCo, Inc.	1,197,896
		6,928,792
	ENERGY – 10.9%
13,434	Carrizo Oil & Gas, Inc.*	824,982
11,932	Chevron Corp.	1,542,092
29,341	Delek U.S. Holdings, Inc.	857,344
37,962	Gulfport Energy Corp.*	2,027,550
5,340	Pioneer Natural Resources Co.	1,182,596
		6,434,564
	FINANCIALS – 26.9%
55,193	Allied World Assurance Co. Holdings A.G.	1,987,500
12,645	American Express Co.	1,112,760
27,830	American International Group, Inc.	1,446,603
14,103	Berkshire Hathaway, Inc. - Class B*	1,768,939
16,715	CIT Group, Inc.	820,874
17,058	Comerica, Inc.	857,335
6,573	Enstar Group Ltd.*	907,074
33,351	FNF Group*	904,146
9,755	FNFV Group*	159,592
24,465	JPMorgan Chase & Co.	1,410,896
48,666	Loews Corp.	2,050,299
69,426	Northfield Bancorp, Inc.	885,876
18,440	Rayonier, Inc. - REIT	628,066

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
22,390	U.S. Bancorp	$941,052
		15,881,012
	HEALTH CARE – 5.7%
9,108	Johnson & Johnson	911,620
19,565	Medtronic, Inc.	1,207,943
15,116	UnitedHealth Group, Inc.	1,225,152
		3,344,715
	INDUSTRIALS – 13.1%
29,570	CSX Corp.	884,734
10,073	Deere & Co.	857,313
12,507	Emerson Electric Co.	796,071
19,687	Oshkosh Corp.	909,933
11,843	Raytheon Co.	1,074,989
18,682	Union Pacific Corp.	1,836,628
5,826	W.W. Grainger, Inc.	1,369,984
		7,729,652
	MATERIALS – 2.8%
26,073	H.B. Fuller Co.	1,164,159
14,624	Rayonier Advanced Materials, Inc.*	474,695
		1,638,854
	TECHNOLOGY – 10.7%
41,234	CDW Corp.	1,273,719
43,895	Convergys Corp.	851,124
6,475	International Business Machines Corp.	1,241,063
27,419	Microsoft Corp.	1,183,404
12,700	Motorola Solutions, Inc.	808,736
34,713	TeleTech Holdings, Inc.*	955,649
		6,313,695
	TOTAL COMMON STOCKS (Cost $47,459,973)	58,279,966

	SHORT-TERM INVESTMENTS – 2.2%
1,317,233	Fidelity Institutional Money Market Fund, 0.05%1	1,317,233

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,317,233)	1,317,233

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 101.0% (Cost $48,777,206)	$59,597,199
Liabilities in Excess of Other Assets – (1.0)%	(574,095)

TOTAL NET ASSETS – 100.0%	$59,023,104

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.3%
	AUSTRIA – 1.5%
63,587	IMMOFINANZ A.G.	$201,370

	BERMUDA – 1.5%
90,339	GP Investments Ltd.*	197,099

	BRAZIL – 8.1%
34,091	BM&FBovespa S.A.	181,965
126,474	Brasil Brokers Participacoes S.A.	186,745
85,575	MRV Engenharia e Participacoes S.A.	274,588
57,028	QGEP Participacoes S.A.	236,025
24,074	Sonae Sierra Brasil S.A.	191,527
		1,070,850
	BRITISH VIRGIN ISLANDS – 1.0%
177,408	Symphony International Holdings Ltd.	132,453

	CHILE – 1.2%
72,958	Quinenco S.A.	153,063

	CHINA – 2.3%
276,123	China Lesso Group Holdings Ltd.	162,458
355,332	Tianneng Power International Ltd.	136,267
		298,725
	CYPRUS – 1.0%
13,781	Globaltrans Investment PLC - GDR	135,536

	HONG KONG – 19.5%
929,133	Asian Citrus Holdings Ltd.	200,678
58,621	China Cord Blood Corp.*	262,622
397,161	Dah Chong Hong Holdings Ltd.	242,434
172,731	Digital China Holdings Ltd.	169,999
582,520	Emperor Entertainment Hotel Ltd.	202,850
803,598	Emperor International Holdings Ltd.	205,832
458,439	Far East Consortium International Ltd.	174,554
993,000	Golden Meditech Holdings Ltd.	159,301
79,316	NetDragon Websoft, Inc.	148,335
2,154,863	REXLot Holdings Ltd.	224,325
1,044,678	VST Holdings Ltd.	267,030
98,927	Yue Yuen Industrial Holdings Ltd.	330,596
		2,588,556
	JAPAN – 3.2%
30,000	Chugoku Marine Paints Ltd.	227,093
10,100	Ibiden Co., Ltd.	201,819
		428,912

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	LUXEMBOURG – 1.5%
20,326	Adecoagro S.A.*	$202,447

	MALAYSIA – 2.4%
217,300	Media Prima Bhd	168,618
222,600	Supermax Corp. Bhd	151,091
		319,709
	MEXICO – 3.3%
696,184	Consorcio ARA S.A.B. de C.V.*	317,022
24,239	Grupo Simec S.A.B. de C.V.*	115,694
		432,716
	NORWAY – 4.6%
15,314	Cermaq A.S.A.	193,666
132,133	Dolphin Group A.S.A.*	117,233
346,000	Vard Holdings Ltd.*	299,682
		610,581
	PANAMA – 1.3%
5,616	Banco Latinoamericano de Comercio Exterior S.A. - Class E	166,739

	PAPUA NEW GUINEA – 1.2%
18,737	New Britain Palm Oil Ltd.	164,182

	PHILIPPINES – 1.3%
1,436,000	Metro Pacific Investments Corp.	164,572

	ROMANIA – 1.5%
795,847	Fondul Proprietatea S.A.	200,905

	SINGAPORE – 5.1%
300,000	Ascendas India Trust	202,413
6,454	China Yuchai International Ltd.	132,113
485,000	Golden Agri-Resources Ltd.	207,024
10,167	Kulicke & Soffa Industries, Inc.*	138,475
		680,025
	SOUTH AFRICA – 1.5%
542,251	KAP Industrial Holdings Ltd.	202,276

	SOUTH KOREA – 16.0%
17,690	Bixolon Co., Ltd.	182,964
13,760	DGB Financial Group, Inc.	223,374
12,640	Dongsuh Co., Inc.	236,842
649	Dongwon Industries Co., Ltd.	207,807
2,169	Fila Korea Ltd.	190,765
4,749	Samsung C&T Corp.	337,026
7,083	Samsung Card Co., Ltd.	329,669

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
13,302	SL Corp.	$268,658
14,856	Tongyang Life Insurance	144,968
		2,122,073
	TAIWAN – 7.3%
15,475	Asustek Computer, Inc.	163,530
280,969	China Life Insurance Co., Ltd.	267,976
5,686	ChipMOS TECHNOLOGIES Bermuda Ltd.	133,735
237,746	King's Town Bank Co., Ltd.	240,472
82,833	Taiwan Fertilizer Co., Ltd.	167,935
		973,648
	THAILAND – 2.7%
26,300	Bangkok Bank PCL	159,091
452,800	Sri Trang Agro-Industry PCL	197,689
		356,780
	TURKEY – 3.2%
148,491	Turkiye Sinai Kalkinma Bankasi A.S.	131,860
114,713	Turkiye Sise ve Cam Fabrikalari A.S.	166,749
14,111	Yazicilar Holding A.S. - Class A	126,113
		424,722
	UNITED ARAB EMIRATES – 1.8%
24,695	Dragon Oil PLC	234,208

	UNITED KINGDOM – 2.3%
35,915	Investec PLC	309,641

	TOTAL COMMON STOCKS (Cost $11,983,148)	12,771,788

	WARRANTS – 0.0%
	HONG KONG – 0.0%
180,547	Golden Meditech Holdings Ltd.*1	—

	TOTAL WARRANTS (Cost $—)	—

	TOTAL INVESTMENTS – 96.3% (Cost $11,983,148)	12,771,788
	Other Assets in Excess of Liabilities – 3.7%	492,480

	TOTAL NET ASSETS – 100.0%	$13,264,268

GDR – Global Depository Receipt
PLC – Public Limited Company

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

*	Non-income producing security.
1	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0% of net assets.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	AUSTRALIA – 1.5%
20,219	GrainCorp Ltd. - Class A	$162,534
130,081	Orora Ltd.	175,170
		337,704
	AUSTRIA – 0.7%
45,215	IMMOFINANZ A.G.	143,189

	BERMUDA – 1.4%
19,916	Catlin Group Ltd.	168,982
938	Enstar Group Ltd.*	129,444
		298,426
	BRAZIL – 0.5%
34,594	MRV Engenharia e Participacoes S.A.	111,003

	CANADA – 0.8%
42,544	Genesis Land Development Corp.	171,674

	DENMARK – 0.5%
3,239	D/S Norden A/S	99,192

	FRANCE – 4.5%
953	Cie Generale des Etablissements Michelin	104,543
4,464	GDF Suez	115,102
1,912	Nexans S.A.*	87,082
3,325	Saft Groupe S.A.	122,501
2,111	Sanofi	221,635
3,617	Total S.A.	233,277
2,419	Vallourec S.A.	107,045
		991,185
	GERMANY – 2.5%
3,539	Rheinmetall A.G.	214,505
4,945	Talanx A.G.	176,068
638	Volkswagen A.G.	148,168
		538,741
	HONG KONG – 2.3%
954,000	Asian Citrus Holdings Ltd.	206,049
442,000	Emperor International Holdings Ltd.	113,213
57,500	Yue Yuen Industrial Holdings Ltd.	192,155
		511,417

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND – 0.5%
5,014	Smurfit Kappa Group PLC	$108,809

	JAPAN – 9.7%
35,000	Aozora Bank Ltd.	118,933
5,500	Arcs Co., Ltd.	116,187
4,300	Azbil Corp.	108,195
40,000	Bank of Yokohama Ltd.	227,606
42,000	Chugoku Marine Paints Ltd.	317,931
26,000	Denki Kagaku Kogyo KK	97,130
1,900	Hogy Medical Co., Ltd.	106,113
5,500	Hokuto Corp.	104,334
3,538	Inaba Denki Sangyo Co., Ltd.	117,827
4,000	MS&AD Insurance Group Holdings, Inc.	91,050
11,300	Ryosan Co., Ltd.	241,814
26,000	Sankyu, Inc.	126,601
10,000	Star Micronics Co., Ltd.	137,537
2,100	Toyota Industries Corp.	102,308
4,800	Unipres Corp.	103,705
		2,117,271
	LUXEMBOURG – 1.8%
5,018	APERAM*	168,872
14,184	ArcelorMittal	215,739
		384,611
	NETHERLANDS – 2.6%
8,648	Delta Lloyd N.V.	199,757
2,630	Koninklijke DSM N.V.	181,689
4,291	Royal Dutch Shell PLC - A Shares	176,432
		557,878
	NORWAY – 4.4%
6,100	Aker A.S.A.	233,326
21,526	Cermaq A.S.A.	272,225
24,205	Petroleum Geo-Services A.S.A.	205,597
276,000	Vard Holdings Ltd.*	239,053
		950,201
	SINGAPORE – 0.9%
462,000	Golden Agri-Resources Ltd.	197,206

	SOUTH KOREA – 0.9%
828	Hyundai Motor Co.	196,012

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 0.7%
8,724	Industrivarden A.B. - C Shares	$162,165

	SWITZERLAND – 3.9%
6,159	Allied World Assurance Co. Holdings A.G.	221,786
900	Baloise Holding A.G.	108,359
5,000	GAM Holding A.G.	90,504
2,633	Novartis A.G.	229,055
560	Syngenta A.G.	198,371
		848,075
	UNITED KINGDOM – 6.6%
17,340	Bovis Homes Group PLC	222,806
24,145	CNH Industrial N.V.	222,856
18,812	Greggs PLC	165,779
15,000	HSBC Holdings PLC	160,816
13,240	Investec PLC	114,522
6,116	Kennedy Wilson Europe Real Estate PLC*	109,660
29,206	Kingfisher PLC	147,519
48,072	Vodafone Group PLC	160,093
45,646	WM Morrison Supermarkets PLC	129,563
		1,433,614
	UNITED STATES – 49.2%
11,840	American Capital Ltd.*	179,494
2,625	American Express Co.	231,000
4,490	American International Group, Inc.	233,390
2,509	Bed Bath & Beyond, Inc.*	158,795
1,763	Berkshire Hathaway, Inc. - Class B*	221,133
397	Biglari Holdings, Inc.*	168,729
4,723	Capital Southwest Corp.	165,494
2,539	Carrizo Oil & Gas, Inc.*	155,920
5,992	CDW Corp.	185,093
1,834	Chevron Corp.	237,026
3,903	CIT Group, Inc.	191,676
12,521	CNO Financial Group, Inc.	202,590
3,448	Comcast Corp. - Class A	185,261
3,490	Comerica, Inc.	175,407
7,803	Convergys Corp.	151,300
2,918	Core-Mark Holding Co., Inc.	137,730
7,316	CST Brands, Inc.	244,574
5,850	CSX Corp.	175,032
1,998	Deere & Co.	170,050
3,515	Delek U.S. Holdings, Inc.	102,708

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
41,493	Destination XL Group, Inc.*	$221,988
2,712	Emerson Electric Co.	172,619
5,670	FNF Group*	153,714
1,889	FNFV Group*	30,904
12,251	Forestar Group, Inc.*	229,094
4,751	Gulfport Energy Corp.*	253,751
7,484	H&R Block, Inc.	240,461
3,604	H.B. Fuller Co.	160,919
33,592	hhgregg, Inc.*	238,839
1,276	International Business Machines Corp.	244,571
2,377	JM Smucker Co.	236,844
1,706	Johnson & Johnson	170,754
3,658	JPMorgan Chase & Co.	210,957
5,321	Loews Corp.	224,174
1,595	McDonald's Corp.	150,823
4,288	Medtronic, Inc.	264,741
5,652	Microsoft Corp.	243,940
5,818	Mondelez International, Inc. - Class A	209,448
2,665	Motorola Solutions, Inc.	169,707
16,298	News Corp.*	287,660
15,912	Northfield Bancorp, Inc.	203,037
3,190	Oshkosh Corp.	147,442
2,650	PepsiCo, Inc.	233,465
866	Pioneer Natural Resources Co.	191,784
2,661	Rayonier Advanced Materials, Inc.*	86,376
3,455	Rayonier, Inc. - REIT	117,677
2,438	Raytheon Co.	221,297
3,421	Ross Stores, Inc.	220,312
3,839	TeleTech Holdings, Inc.*	105,688
27,962	TravelCenters of America LLC*	251,378
3,331	Tribune Media Co. - Class A*	274,807
833	Tribune Publishing Co.*	17,513
4,049	U.S. Bancorp	170,179
2,280	Union Pacific Corp.	224,147
2,851	UnitedHealth Group, Inc.	231,074
925	W.W. Grainger, Inc.	217,514
		10,702,000
	TOTAL COMMON STOCKS (Cost $19,571,164)	20,860,373

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 4.0%
878,199	Fidelity Institutional Money Market Fund, 0.05%1	$878,199

	TOTAL SHORT-TERM INVESTMENTS (Cost $878,199)	878,199

	TOTAL INVESTMENTS – 99.9% (Cost $20,449,363)	21,738,572
	Other Assets in Excess of Liabilities – 0.1%	18,889

	TOTAL NET ASSETS – 100.0%	$21,757,461

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	AUSTRALIA – 1.0%
11,772	Orora Ltd.	$15,852

	AUSTRIA – 2.3%
831	BUWOG A.G.*	16,079
4,503	IMMOFINANZ A.G.	14,260
74	Lenzing A.G.	4,325
		34,664
	BERMUDA – 1.9%
3,322	Catlin Group Ltd.	28,186

	CANADA – 1.8%
6,789	Genesis Land Development Corp.	27,395

	DENMARK – 1.4%
716	D/S Norden A/S	21,927

	FRANCE – 10.0%
280	Cie Generale des Etablissements Michelin	30,716
967	GDF Suez	24,933
314	Nexans S.A.*	14,301
443	Saft Groupe S.A.	16,321
253	Sanofi	26,563
375	Total S.A.	24,185
332	Vallourec S.A.	14,692
		151,711
	GERMANY – 4.8%
422	Rheinmetall A.G.	25,578
643	Talanx A.G.	22,894
108	Volkswagen A.G.	25,082
		73,554
	HONG KONG – 3.7%
72,000	Asian Citrus Holdings Ltd.	15,551
77,000	Emperor International Holdings Ltd.	19,722
6,500	Yue Yuen Industrial Holdings Ltd.	21,722
		56,995
	IRELAND – 1.7%
1,171	Smurfit Kappa Group PLC	25,412

	ITALY – 1.0%
1,551	Buzzi Unicem S.p.A.	15,480

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 25.3%
7,000	Aozora Bank Ltd.	$23,787
700	Arcs Co., Ltd.	14,787
600	Azbil Corp.	15,097
2,500	Bank of Yokohama Ltd.	14,225
1,000	Chiyoda Corp.	11,840
4,000	Chugoku Marine Paints Ltd.	30,279
800	Daiseki Co., Ltd.	14,246
5,000	Denki Kagaku Kogyo KK	18,679
300	Hogy Medical Co., Ltd.	16,755
700	Hokuto Corp.	13,279
700	Ibiden Co., Ltd.	13,987
500	Inaba Denki Sangyo Co., Ltd.	16,652
400	Japan Petroleum Exploration Co.	15,129
900	MS&AD Insurance Group Holdings, Inc.	20,486
6,000	Nishi-Nippon City Bank Ltd.	15,577
1,000	Ryosan Co., Ltd.	21,399
300	Secom Co., Ltd.	18,248
2,000	Shinko Plantech Co., Ltd.	15,052
3,300	SKY Perfect JSAT Holdings, Inc.	19,569
1,200	Star Micronics Co., Ltd.	16,504
500	Toyota Industries Corp.	24,359
700	Unipres Corp.	15,124
		385,060
	LUXEMBOURG – 2.4%
455	APERAM*	15,312
1,342	ArcelorMittal	20,412
		35,724
	NETHERLANDS – 5.2%
943	Delta Lloyd N.V.	21,782
320	Koninklijke DSM N.V.	22,107
859	Royal Dutch Shell PLC - A Shares	35,319
		79,208
	NORWAY – 6.9%
650	Aker A.S.A.	24,863
3,561	Austevoll Seafood A.S.A.	23,961
2,008	Cermaq A.S.A.	25,394
1,367	Petroleum Geo-Services A.S.A.	11,611
21,666	Vard Holdings Ltd.*	18,766
		104,595

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PANAMA – 1.0%
535	Banco Latinoamericano de Comercio Exterior S.A. - Class E	$15,884

	SINGAPORE – 0.9%
33,000	Golden Agri-Resources Ltd.	14,086

	SOUTH KOREA – 2.4%
83	Hyundai Motor Co.	19,648
375	Samsung Card Co., Ltd.	17,454
		37,102
	SWEDEN – 2.5%
1,166	Industrivarden A.B. - C Shares	21,674
458	Investor A.B. - B Shares	16,465
		38,139
	SWITZERLAND – 6.5%
155	Baloise Holding A.G.	18,662
703	GAM Holding A.G.	12,725
376	Novartis A.G.	32,710
56	Syngenta A.G.	19,837
51	Zurich Insurance Group A.G.	14,815
		98,749
	UNITED KINGDOM – 14.0%
1,773	Bovis Homes Group PLC	22,782
3,300	CNH Industrial N.V.	30,459
1,680	Greggs PLC	14,805
2,746	HSBC Holdings PLC	29,440
1,773	Investec PLC	15,336
842	Kennedy Wilson Europe Real Estate PLC*	15,097
4,077	Kingfisher PLC	20,593
736	Unilever PLC - ADR	31,817
3,731	Vodafone Group PLC	12,425
6,900	WM Morrison Supermarkets PLC	19,585
		212,339
	TOTAL COMMON STOCKS (Cost $1,345,363)	1,472,062

	SHORT-TERM INVESTMENTS – 4.5%
68,245	Fidelity Institutional Money Market Fund, 0.05%1	68,245

	TOTAL SHORT-TERM INVESTMENTS (Cost $68,245)	68,245

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 101.2% (Cost $1,413,608)	$1,540,307
Liabilities in Excess of Other Assets – (1.2)%	(18,509)

TOTAL NET ASSETS – 100.0%	$1,521,798

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	AUSTRALIA – 3.2%
254,383	GrainCorp Ltd. - Class A	$2,044,898
1,896,772	Orora Ltd.	2,554,235
		4,599,133
	AUSTRIA – 2.6%
69,993	BUWOG A.G.*	1,354,310
550,843	IMMOFINANZ A.G.	1,744,434
9,360	Lenzing A.G.	547,024
		3,645,768
	BELGIUM – 2.5%
18,497	Befimmo S.A. - REIT	1,448,205
21,444	Cie d'Entreprises CFE	2,108,220
		3,556,425
	BERMUDA – 1.9%
314,048	Catlin Group Ltd.	2,664,610

	BRAZIL – 1.0%
441,792	MRV Engenharia e Participacoes S.A.	1,417,598

	CANADA – 0.9%
193,671	Genesis Land Development Corp.1	781,540
130,100	Genesis Land Development Corp.	524,982
		1,306,522
	DENMARK – 1.0%
46,382	D/S Norden A/S	1,420,413

	FRANCE – 2.9%
26,466	Nexans S.A.*	1,205,398
39,146	Saft Groupe S.A.	1,442,227
31,724	Vallourec S.A.	1,403,842
		4,051,467
	GERMANY – 4.6%
52,149	DMG MORI SEIKI A.G.	1,592,933
40,154	Rheinmetall A.G.	2,433,801
69,631	Talanx A.G.	2,479,238
		6,505,972
	HONG KONG – 4.9%
4,595,752	Asian Citrus Holdings Ltd.	992,610
3,686,143	Emperor Entertainment Hotel Ltd.	1,283,618

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
5,403,083	Emperor International Holdings Ltd.	$1,383,938
3,625,500	Golden Meditech Holdings Ltd.	581,616
819,777	Yue Yuen Industrial Holdings Ltd.	2,739,543
		6,981,325
	IRELAND – 3.0%
500,539	Beazley PLC	2,055,734
98,368	Smurfit Kappa Group PLC	2,134,696
		4,190,430
	ITALY – 0.9%
84,768	Buzzi Unicem S.p.A.2	846,011
25,067	Buzzi Unicem S.p.A.2	406,500
		1,252,511
	JAPAN – 29.3%
565,000	Aozora Bank Ltd.	1,919,919
87,650	Arcs Co., Ltd.	1,851,596
73,800	Azbil Corp.	1,856,934
398,000	Bank of Yokohama Ltd.	2,264,674
115,150	Chiyoda Corp.	1,363,381
312,250	Chugoku Marine Paints Ltd.	2,363,661
93,800	Daiseki Co., Ltd.	1,670,322
565,000	Denki Kagaku Kogyo KK	2,110,714
25,400	Hogy Medical Co., Ltd.	1,418,566
113,600	Hokuto Corp.	2,154,973
51,200	Horiba Ltd.	1,785,995
75,100	Ibiden Co., Ltd.	1,500,650
43,638	Inaba Denki Sangyo Co., Ltd.	1,453,289
40,700	Japan Petroleum Exploration Co.	1,539,331
51,000	Maruichi Steel Tube Ltd.	1,411,746
793,000	Nishi-Nippon City Bank Ltd.	2,058,733
86,665	Ryosan Co., Ltd.	1,854,584
278,000	Sankyu, Inc.	1,353,659
271,000	Shindengen Electric Manufacturing Co., Ltd.	1,546,717
179,200	Shinko Plantech Co., Ltd.	1,348,660
398,285	SKY Perfect JSAT Holdings, Inc.	2,361,767
123,200	Star Micronics Co., Ltd.	1,694,460
122,200	Unipres Corp.	2,640,155
		41,524,486
	LUXEMBOURG – 2.0%
83,338	APERAM*	2,804,600

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 3.7%
127,458	Delta Lloyd N.V.	$2,944,113
33,516	Koninklijke DSM N.V.	2,315,391
		5,259,504
	NORWAY – 8.6%
59,049	Aker A.S.A.	2,258,635
287,522	Austevoll Seafood A.S.A.	1,934,672
259,544	Cermaq A.S.A.	3,282,284
213,512	Petroleum Geo-Services A.S.A.	1,813,571
3,265,586	Vard Holdings Ltd.*	2,828,429
		12,117,591
	PANAMA – 1.3%
63,538	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,886,443

	SINGAPORE – 1.7%
1,117,000	Ascendas India Trust	753,651
3,765,000	Golden Agri-Resources Ltd.	1,607,104
		2,360,755
	SOUTH KOREA – 4.8%
5,257	Dongwon Industries Co., Ltd.	1,683,266
25,033	Fila Korea Ltd.	2,201,667
62,670	Samsung Card Co., Ltd.	2,916,895
		6,801,828
	SWEDEN – 1.5%
116,521	Industrivarden A.B. - C Shares	2,165,942

	SWITZERLAND – 5.1%
17,137	Baloise Holding A.G.	2,063,272
132,268	GAM Holding A.G.	2,394,170
33,049	Pargesa Holding S.A.	2,797,270
		7,254,712
	UNITED KINGDOM – 7.7%
149,744	Bovis Homes Group PLC	1,924,095
477,827	Colt Group S.A.*	1,169,761
173,978	Greggs PLC	1,533,168
314,954	Investec PLC	2,724,248
74,173	Kennedy Wilson Europe Real Estate PLC*	1,329,930

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
799,709	WM Morrison Supermarkets PLC	$2,269,915
		10,951,117
	TOTAL COMMON STOCKS (Cost $120,306,569)	134,719,152

	SHORT-TERM INVESTMENTS – 4.9%
6,964,311	Fidelity Institutional Money Market Fund, 0.05%3	6,964,311

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,964,311)	6,964,311

	WARRANTS – 0.0%
	HONG KONG – 0.0%
659,188	Golden Meditech Holdings Ltd. - CW 15
	Strike Price: 1.40 HKD, Expiration Date: 7/30/15*4	—

	TOTAL WARRANTS (Cost $0)	—

	TOTAL INVESTMENTS – 100.0% (Cost $127,270,880)	141,683,463
	Other Assets in Excess of Liabilities – 0.0%	56,553

	TOTAL NET ASSETS – 100.0%	$141,740,016

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Canadian security trades in the U.S.
2	Company has multiple classes of shares.
3	The rate is the annualized seven-day yield at period end.
4	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0% of net assets.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	COMMUNICATIONS – 3.1%
5,120	Hawaiian Telcom Holdco, Inc.*	$144,384

	CONSUMER DISCRETIONARY – 16.7%
23,840	ARC Document Solutions, Inc.*	129,928
405	Biglari Holdings, Inc.*	172,129
28,166	Destination XL Group, Inc.*	150,688
8,295	hhgregg, Inc.*	58,978
12,910	LeapFrog Enterprises, Inc.*	93,210
8,750	Tropicana Entertainment, Inc.*	163,625
		768,558
	CONSUMER STAPLES – 9.5%
3,790	Core-Mark Holding Co., Inc.	178,888
5,220	CST Brands, Inc.	174,505
9,470	TravelCenters of America LLC*	85,135
		438,528
	ENERGY – 13.3%
1,800	Carrizo Oil & Gas, Inc.*	110,538
4,750	Delek U.S. Holdings, Inc.	138,795
1,630	Gulfport Energy Corp.*	87,058
3,667	Susser Petroleum Partners LP	187,384
4,620	Tesco Corp.	90,182
		613,957
	FINANCIALS – 29.5%
3,650	Alexander & Baldwin, Inc.	139,320
2,740	CAI International, Inc.*	52,307
5,180	Capital Southwest Corp.	181,507
9,000	Clifton Bancorp, Inc.	111,240
1,104	Consolidated-Tomoka Land Co.	49,260
4,905	Forestar Group, Inc.*	91,724
19,420	Gramercy Property Trust, Inc. - REIT	114,772
7,805	Kennedy-Wilson Holdings, Inc.	182,637
2,230	Navigators Group, Inc.*	135,584
9,060	Northfield Bancorp, Inc.	115,606
5,670	State Bank Financial Corp.	93,612
13,310	Trade Street Residential, Inc. - REIT	94,501
		1,362,070
	HEALTH CARE – 4.6%
10,990	Independence Holding Co.	137,485
5,350	Omega Protein Corp.*	75,007
		212,492

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 18.9%
2,730	H.B. Fuller Co.	$121,895
2,960	Innophos Holdings, Inc.	178,873
4,130	Innospec, Inc.	166,067
7,320	Intrepid Potash, Inc.*	108,409
4,110	LSB Industries, Inc.*	158,276
5,410	Lydall, Inc.*	136,494
		870,014
	TECHNOLOGY – 3.5%
5,830	TeleTech Holdings, Inc.*	160,500

	TOTAL COMMON STOCKS (Cost $4,527,390)	4,570,503

	SHORT-TERM INVESTMENTS – 0.9%
39,411	Fidelity Institutional Money Market Fund, 0.05%1	39,411

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,411)	39,411

	TOTAL INVESTMENTS – 100.0% (Cost $4,566,801)	4,609,914
	Liabilities in Excess of Other Assets – 0.0%	(1,418)

	TOTAL NET ASSETS – 100.0%	$4,608,496

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 7.6%
	COMMUNICATIONS – 1.5%
13,820	AT&T, Inc.	$491,854
10,670	BCE, Inc.	483,138
9,820	Verizon Communications, Inc.	495,124
		1,470,116
	CONSUMER DISCRETIONARY – 0.5%
4,830	Cracker Barrel Old Country Store, Inc.	468,317

	CONSUMER STAPLES – 1.4%
11,975	Altria Group, Inc.	486,185
8,370	Kraft Foods Group, Inc.	448,506
10,960	Unilever PLC - ADR	473,801
		1,408,492
	ENERGY – 1.0%
6,140	ConocoPhillips	506,550
5,970	Royal Dutch Shell PLC - ADR	514,256
		1,020,806
	FINANCIALS – 1.3%
15,740	Blackstone Group LP	514,383
9,680	Oaktree Capital Group LLC	484,000
10,410	Rayonier, Inc. - REIT	354,565
		1,352,948
	HEALTH CARE – 0.4%
9,080	GlaxoSmithKline PLC - ADR	439,199

	MATERIALS – 0.5%
13,500	Potash Corp. of Saskatchewan, Inc.	479,115

	UTILITIES – 1.0%
6,900	Duke Energy Corp.	497,697
11,240	Southern Co.	486,579
		984,276
	TOTAL COMMON STOCKS (Cost $6,634,941)	7,623,269

Principal Amount

	CORPORATE BONDS – 44.4%
	COMMUNICATIONS – 1.3%
$1,200,000	CenturyLink, Inc. 6.450%, 6/15/2021	1,290,000

	CONSUMER DISCRETIONARY – 3.4%
1,450,000	L Brands, Inc. 5.625%, 2/15/2022	1,522,500

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,460,000	Stanley Black & Decker, Inc. 5.750%, 12/15/20531, 2	$1,581,363
330,000	Vail Resorts, Inc. 6.500%, 5/1/20191	343,200
		3,447,063
	CONSUMER STAPLES – 0.9%
900,000	CST Brands, Inc. 5.000%, 5/1/20231	888,750

	ENERGY – 6.8%
934,000	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/20211	1,051,979
750,000	Frontier Oil Corp. 6.875%, 11/15/20181	785,625
1,050,000	Peabody Energy Corp. 6.500%, 9/15/2020	1,005,375
1,100,000	QEP Resources, Inc. 6.800%, 4/1/2018	1,199,000
	Range Resources Corp.
700,000	6.750%, 8/1/20201	742,000
500,000	5.750%, 6/1/20211	527,500
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/2019	1,624,000
		6,935,479
	FINANCIALS – 25.7%
2,200,000	Allstate Corp. 5.750%, 8/15/20531, 2	2,366,375
1,950,000	American Express Co. 6.800%, 9/1/20661, 2	2,125,500
2,750,000	Bank of America Corp. 8.000%, 7/29/20491, 2	3,025,302
950,000	Charles Schwab Corp. 7.000%, 2/28/20491, 2	1,107,938
1,500,000	CIT Group, Inc. 5.000%, 8/1/2023	1,531,875
3,150,000	General Electric Capital Corp. 7.125%, 12/29/20491, 2	3,685,500
1,245,000	Goldman Sachs Group, Inc. 5.700%, 12/29/20491, 2	1,268,032
1,150,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381, 2	1,357,000
3,700,000	JPMorgan Chase & Co. 7.900%, 4/29/20491, 2	4,074,625

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,150,000	Navient, LLC 8.450%, 6/15/2018	$1,328,250
1,200,000	Prudential Financial, Inc. 8.875%, 6/15/20381, 2	1,464,000
1,625,000	Wells Fargo & Co. 7.980%, 3/29/20491, 2	1,842,750
620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	780,504
		25,957,651
	MATERIALS – 4.2%
1,450,000	Alcoa, Inc. 5.400%, 4/15/20211	1,550,879
1,125,000	ArcelorMittal 6.125%, 6/1/2018	1,200,938
1,450,000	Ball Corp. 5.750%, 5/15/20211	1,511,625
		4,263,442
	UTILITIES – 2.1%
1,955,000	Southern California Edison Co. 6.250%, 8/29/20491, 2	2,121,175

	TOTAL CORPORATE BONDS (Cost $44,011,933)	44,903,560

Number of Shares

	MUTUAL FUNDS – 1.3%
50,530	PIMCO Corporate & Income Strategy Fund	811,512
35,630	Wells Fargo Advantage Multi-Sector Income Fund	517,704

	TOTAL MUTUAL FUNDS (Cost $1,260,173)	1,329,216

	PREFERRED STOCKS – 42.2%
	COMMUNICATIONS – 1.9%
	Telephone & Data Systems, Inc.
26,000	6.875%, 11/15/20151	647,140
50,400	7.000%, 3/15/20161	1,256,472
		1,903,612
	FINANCIALS – 37.6%
	Affiliated Managers Group, Inc.
40,000	5.250%, 10/15/20151	1,032,800
56,150	6.375%, 8/15/20171	1,412,734

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
35,036	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/20171	$885,360
20,000	Ally Financial, Inc. 8.500%, N/A1, 4	542,600
	American Financial Group, Inc.
38,000	6.375%, 6/12/20171	972,040
5,000	7.000%, 9/30/20501	130,250
29,000	Associated Banc-Corp 8.000%, 9/15/20161	804,605
20,000	Charles Schwab Corp. 6.000%, 9/1/20171	506,800
45,000	Citigroup Capital XIII 7.875%, 10/30/20151, 2	1,219,050
52,000	Citigroup, Inc. 6.875%, 2/12/20191	1,314,560
50,000	CommonWealth REIT 7.500%, 11/15/20141	1,014,500
39,000	Discover Financial Services 6.500%, 12/1/20171	991,380
40,000	Fifth Third Bancorp 6.625%, 12/31/20231, 2	1,076,400
20,000	GMAC Capital Trust I 8.125%, 2/15/20401, 2	543,600
	Goldman Sachs Group, Inc.
50,000	5.500%, 5/10/20231, 2	1,198,000
21,500	6.500%, 11/1/20161	567,600
12,342	Hartford Financial Services Group, Inc. 7.875%, 4/15/20221, 2	366,928
50,000	HSBC USA, Inc. 6.500%, N/A1, 4	1,262,000
40,000	MetLife, Inc. 6.500%, N/A1,4	1,020,800
65,760	Morgan Stanley Capital Trust IV 6.250%, 4/1/20331	1,657,152
30,000	Morgan Stanley Capital Trust VI 6.600%, 2/1/20461	757,500
	Navient, LLC
20,000	3.953%, 3/15/2017 2	491,000
10,000	4.003%, 1/16/2018 2	245,400
89,880	PNC Financial Services Group, Inc. 6.125%, 5/1/20221, 2	2,447,432
13,213	Post Properties, Inc. 8.500%, 10/1/20261	802,227

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
45,000	PS Business Parks, Inc. 6.875%, 10/15/20151	$1,152,225
	Public Storage
10,000	6.500%, 4/14/20161	265,000
57,000	6.875%, 4/15/20151	1,474,020
48,600	Raymond James Financial, Inc. 6.900%, 3/15/20171	1,285,470
79,000	Stifel Financial Corp. 6.700%, 1/15/20151	2,022,400
116,900	U.S. Bancorp 6.000%, 4/15/20171, 2	3,194,877
45,993	Vornado Realty Trust 6.875%, 4/20/20161	1,224,794
67,265	Wells Fargo & Co. 8.000%, 12/15/20171	1,970,864
	Zions Bancorporation
42,000	6.300%, 3/15/20231, 2	1,076,880
43,250	6.950%, 9/15/20231, 2	1,151,748
		38,080,996
	MATERIALS – 1.6%
60,000	CHS, Inc. 7.100%, 3/31/20241, 2	1,622,400

	UTILITIES – 1.1%
43,050	Dominion Resources, Inc. 8.375%, 6/15/20641	1,106,385

	TOTAL PREFERRED STOCKS (Cost $41,735,039)	42,713,393

	SHORT-TERM INVESTMENTS – 4.6%
4,641,595	Fidelity Institutional Money Market Fund, 0.05%3	4,641,595

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,641,595)	4,641,595

	TOTAL INVESTMENTS – 100.1% (Cost $98,283,681)	101,211,033
	Liabilities in Excess of Other Assets – (0.1)%	(53,966)

	TOTAL NET ASSETS – 100.0%	$101,157,067

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

REIT – Real Estate Investment Trust

1	Callable.
2	Variable, floating or step rate security.
3	The rate is the annualized seven-day yield at period end.
4	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund, Global Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds.  The Emerging Markets Opportunities Fund, International All Cap Value Fund and Small Company Opportunities Fund are non-diversified funds.  The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation.  The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$48,777,206	$11,983,148	$20,469,535	$1,422,985

Gross Unrealized Appreciation	$11,507,797	$1,319,088	$2,167,558	$187,470
Gross Unrealized Depreciation	(687,804)	(530,448)	(898,521)	(70,148)
Net Unrealized Appreciation/(Depreciation)	$10,819,993	$788,640	$1,269,037	$117,322

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$127,325,729	$4,566,801	$98,283,681

Gross Unrealized Appreciation	$19,323,044	$209,770	$3,814,068
Gross Unrealized Depreciation	(4,965,310)	(166,657)	(886,716)
Net Unrealized Appreciation/(Depreciation)	$14,357,734	$43,113	$2,927,352

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$58,279,966	$-	$-	$58,279,966
Short-Term Investments	1,317,233	-	-	1,317,233
Total Investments	$59,597,199	$-	$-	$59,597,199

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$168,618	$148,335	$-	$316,953
Consumer Discretionary	984,651	1,983,095	-	2,967,746
Consumer Staples	560,295	852,351	-	1,412,646
Energy	236,025	688,614	-	924,639
Financials	1,125,445	2,389,850	-	3,515,295
Health Care	262,622	291,754	-	554,376
Industrials	267,649	497,371	-	765,020
Materials	268,757	1,061,261	-	1,330,018
Technology	272,210	548,313		820,523
Utilities	-	164,572	-	164,572
Total Common Stocks	4,146,272	8,625,516	-	12,771,788
Warrants	-	-	-	-
Total Investments	4,146,272	$8,625,516	$-	$12,771,788

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$765,241	$160,093	$-	$925,334
Consumer Discretionary	1,682,624	1,431,721	-	3,114,345
Consumer Staples	1,585,664	1,081,652	-	2,667,316
Energy	941,189	737,807	-	1,678,996
Financials	3,543,999	1,965,301	-	5,509,300
Health Care	666,569	556,803	-	1,223,372
Industrials	1,328,101	1,020,516	-	2,348,617
Materials	463,034	1,355,017	-	1,818,051
Technology	1,100,299	359,641	-	1,459,940
Utilities	-	115,102	-	115,102
Total Common Stocks	12,076,720	8,783,653	-	20,860,373
Short-Term Investments	878,199	-	-	878,199
Total Investments	$12,954,919	$8,783,653	$-	$21,738,572

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$31,994	$-	$31,994
Consumer Discretionary	27,395	223,852	-	251,247
Consumer Staples	57,211	116,054	-	173,265
Energy	-	102,565	-	102,565
Financials	61,320	338,093	-	399,413
Health Care	-	76,028	-	76,028
Industrials	-	143,946	-	143,946
Materials	24,737	177,650	-	202,387
Technology	-	52,038	-	52,038
Utilities	-	39,179	-	39,179
Total Common Stocks	170,663	1,301,399	-	1,472,062
Short-Term Investments	68,245	-	-	68,245
Total Investments	$238,908	$1,301,399	$-	$1,540,307

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$1,169,761	$2,361,767	$-	$3,531,528
Consumer Discretionary	4,925,787	11,021,212	-	15,946,999
Consumer Staples	3,282,284	16,072,202	-	19,354,486
Energy	-	4,795,129	-	4,795,129
Financials	7,763,322	33,047,772	-	40,811,094
Health Care	-	2,000,182	-	2,000,182
Industrials	2,108,220	16,450,262	-	18,558,482
Materials	547,024	21,148,666	-	21,695,690
Technology	-	6,355,240	-	6,355,240
Utilities	-	1,670,322	-	1,670,322
Total Common Stocks	19,796,398	114,922,754	-	134,719,152
Short-Term Investments	6,964,311	-	-	6,964,311
Warrants	-	-	-	-
Total Investments	$26,760,709	$114,922,754	$-	$141,683,463

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $8,625,516, $8,783,653, $1,301,399 and $114,922,754 of investment securities from Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund, respectively, were classified as Level 2.

**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of July 31, 2014, certain securities of the Global Value Fund, the International All Cap Value Fund and the International Small Cap Value Fund transferred Levels due to the Funds performing a fair value adjustment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2013	$4,347	$90,650
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	1,045	21,757
Purchases	-	-
Sales	(5,392)	(112,407)
Ending balance July 31, 2014	$-	$-

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$4,570,503	$-	$-	$4,570,503
Short-Term Investments	39,411	-	-	39,411
Total Investments	$4,609,914	$-	$-	$4,609,914

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$7,623,269	$-	$-	$7,623,269
Corporate Bonds1	-	44,903,560	-	44,903,560
Mutual Funds	1,329,216	-	-	1,329,216
Preferred Stocks1	42,713,393	-	-	42,713,393
Total	51,665,878	44,903,560	-	96,569,438
Short-Term Investments	4,641,595	-	-	4,641,595
Total Investments	$56,307,473	$44,903,560	$-	$101,211,033

1	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2014